UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04379

Plan Investment Fund, Inc.
(Exact name of registrant as specified in charter)

2 Mid America Plaza Suite 200 Oakbrook Terrace, Illinois		60181
(Address of principal executive offices)		(Zip code)

Susan A. Pickar, President and Chief Executive Officer 2 Mid America Plaza Suite 200 Oakbrook Terrace, Illinois 60181
(Name and address of agent for service)

COPY TO: Joseph M. Mannon Vedder Price P.C. 222 N. LaSalle Street Chicago, Illinois 60601

Registrant’s telephone number, including area code:		(630) 472-7700

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments.

The registrant’s schedule of investments is as follows:

Government Portfolio

(Unaudited)

Schedule of Investments

March 31, 2017

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

TOTAL INVESTMENTS — 37.2%

U.S. TREASURY OBLIGATIONS — 1.0% (1)

$5,180,000	U.S. Treasury Bill	0.88%	11/15/17	$5,175,475

	Total U.S. Treasury Obligations (Cost $5,175,475)			5,175,475

AGENCY OBLIGATIONS — 36.2%
1,620,000	Federal Farm Credit Banks Funding Corp. (1) (2)	0.87%	11/06/17	1,611,602
10,000,000	Federal Farm Credit Banks Funding Corp. (1) (2)	0.91%	11/28/17	9,940,250
2,595,000	Federal Farm Credit Discount Note (1) (2)	0.83%	12/15/17	2,579,868
12,335,000	Federal Home Loan Banks(1) (2)	0.53%	04/07/17	12,334,278
20,000,000	Federal Home Loan Banks(1) (2)	0.52%	04/10/17	19,997,978
7,500,000	Federal Home Loan Banks(1) (2)	0.54%	04/19/17	7,498,200
24,000,000	Federal Home Loan Banks(1) (2)	0.55%	05/03/17	23,989,040
8,000,000	Federal Home Loan Banks (2)	1.00%	06/09/17	8,006,374
12,994,000	Federal Home Loan Banks(1) (2)	0.63%	07/19/17	12,969,862
5,235,000	Federal Home Loan Banks (1) (2)	0.64%	08/01/17	5,223,832
5,000,000	Federal Home Loan Banks (1) (2)	0.85%	08/02/17	4,985,715
2,410,000	Federal Home Loan Banks(1) (2)	0.70%	08/30/17	2,403,068
3,720,000	Federal Home Loan Banks (1) (2)	0.89%	09/06/17	3,705,653
4,780,000	Federal Home Loan Banks (1) (2)	0.71%	04/17/18	4,780,000
12,068,000	Federal Home Loan Mortgage Corp. (2)	1.00%	06/29/17	12,076,418
13,000,000	Federal Home Loan Mortgage Corp. (1) (2)	0.64%	05/17/17	12,989,831
3,800,000	Federal Home Loan Mortgage Corp. (1) (2)	0.80%	08/02/17	3,789,782
6,895,000	Federal Home Loan Mortgage Corp. (1) (2)	0.83%	08/03/17	6,875,607
17,775,000	Federal Home Loan Mortgage Corp. (1) (2)	0.73%	10/16/17	17,704,354
20,000,000	Federal National Mortgage Association (1) (2)	0.53%	05/01/17	19,991,754

	Total Agency Obligations (Cost $193,453,466)			193,453,466

	Total Investments — 37.2% (Cost $198,628,941)			198,628,941

REPURCHASE AGREEMENTS — 62.8%

30,000,000	Bank of Montreal Dated 03/31/17, To be repurchased at $30,001,925 (collateralized by $30,912,075 par amount of U.S. Treasury Bonds and U.S. Treasury Notes, 0.13% to 4.75%; due 04/15/18 to 05/15/46; Total Fair Value $30,600,011)	0.77%	04/03/17	30,000,000

50,000,000	BNP Paribas Securities Co. Dated 03/31/17, To be repurchased at $50,003,333 (collateralized by $46,958,799 par amount of U.S. Treasury Notes, U.S. Treasury Strips and U.S. Treasury Bonds, 0.00% to 7.63%; due 07/15/17 to 05/16/46; Total Fair Value $51,000,064)	0.80%	04/03/17	50,000,000

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

REPURCHASE AGREEMENTS (continued)

$30,000,000	Goldman Sachs & Co. Dated 03/31/17, To be repurchased at $30,001,975 (collateralized by $30,108,355 par amount of Federal National Mortgage Backed Securities, 2.59% to 3.00%; due 08/01/23 to 09/01/28; Total Fair Value $30,900,000)	0.79%	04/03/17	$30,000,000

30,000,000	HSBC Securities (USA), Inc. Dated 03/31/17, To be repurchased at $30,001,950 (collateralized by $31,290,000 par amount of a U.S. Treasury Note, 2.00%; due 02/15/25; Total Fair Value $30,603,527)	0.78%	04/03/17	30,000,000

15,000,000	HSBC Securities (USA), Inc. Dated 03/31/17, To be repurchased at $15,000,975 (collateralized by $15,645,000 par amount of a U.S Treasury Note, 2.00%; due 02/15/25; Total Fair Value $15,301,764)	0.78%	04/03/17	15,000,000

20,000,000	HSBC Securities (USA), Inc. Dated 03/31/17, To be repurchased at $20,001,317 (collateralized by $33,255,000 par amount of a Gold Participating Certificate, 3.50%; due 08/01/42; Total Fair Value $20,601,791)	0.79%	04/03/17	20,000,000

30,000,000	Mitsubishi UFJ Securities Co. Dated 03/31/17, To be repurchased at $30,001,975 (collateralized by $29,964,242 par amount of Federal National Mortgage Backed Securities and a Government National Mortgage Association, 2.05% to 3.54%; due 03/20/32 to 04/01/45; Total Fair Value $30,899,703)	0.79%	04/03/17	30,000,000

30,000,000	Morgan Stanley Co., LLC Dated 03/31/17, To be repurchased at $30,001,900 (collateralized by $31,178,000 par amount of U.S. Treasury Bonds, 2.50% to 4.75%; due 02/15/37 to 05/15/46; Total Fair Value $30,600,010)	0.76%	04/03/17	30,000,000

10,000,000	RBC Capital Markets, LLC Dated 03/31/17, To be repurchased at $10,000,650 (collateralized by $10,518,200 par amount of a U.S. Treasury Bond and U.S. Treasury Notes, 1.38 to 3.00%; due 08/31/20 to 11/15/45; Total Fair Value $10,200,080)	0.78%	04/03/17	10,000,000

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

REPURCHASE AGREEMENTS (continued)

$30,000,000	RBC Capital Markets, LLC Dated 03/31/17, To be repurchased at $30,001,950 (collateralized by $29,619,648 par amount of Federal National Mortgage Backed Securities, Gold Participating Certificates and Government National Mortgage Associations, 2.52% to 5.00%; due 11/01/25 to 02/20/47; Total Fair Value $30,899,667)	0.78%	04/03/17	$30,000,000

10,000,000	TD Securities (USA), LLC Dated 03/31/17, To be repurchased at $10,000,675 (collateralized by $9,797,223 par amount of a Federal National Mortgage Backed Security, 4.00%; due 02/01/47; Total Fair Value $10,300,000)	0.81%	04/03/17	10,000,000

10,000,000	TD Securities (USA), LLC Dated 03/31/17, To be repurchased at $10,000,667 (collateralized by $10,155,500 par amount of a U.S. Treasury Bond and a U.S. Treasury Note, 3.00% to 4.25%; due 11/15/17 to 11/15/45; Total Fair Value $10,200,099)	0.80%	04/03/17	10,000,000

40,000,000	The Bank of Nova Scotia Dated 03/31/17, To be repurchased at $40,002,633 (collateralized by $41,069,848 par amount of U.S. Treasury Notes and a U.S. Treasury Bonds, 1.38% to 3.63%; due 08/31/19 to 04/15/28; Total Fair Value $40,802,709)	0.79%	04/03/17	40,000,000

	Total Repurchase Agreements (Cost $335,000,000)			335,000,000

	Total Investments in Securities — 100.0% (Cost $533,628,941) *			533,628,941

	Other Assets in excess of Liabilities — 0.0%			17,483

	Net Assets — 100.0%			$533,646,424

	Net Asset Value Per Participation Certificate			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.

See accompanying notes to Schedule of Investments

Money Market Portfolio

(Unaudited)

Schedule of Investments

March 31, 2017

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

TOTAL INVESTMENTS IN SECURITIES — 99.4%

REPURCHASE AGREEMENTS — 99.4%

$1,800,000	BNP Paribas Securities Co. Dated 03/31/17, To be repurchased at $1,800,120 (collateralized by $1,908,192 par amount of U.S. Treasury Notes, U.S. Treasury Strips and U.S. Treasury Bonds, 0.00% to 7.50%; due 10/31/17 to 05/15/44; Total Fair Value $1,836,000)	0.80%	04/03/17	$1,800,000

1,800,000	HSBC Securities (USA), Inc. Dated 03/31/17, To be repurchased at $1,800,117 (collateralized by $1,830,000 par amount of a U.S. Treasury Note, 1.50%; due 11/30/19; Total Fair Value $1,840,552)	0.78%	04/03/17	1,800,000

1,800,000	RBC Capital Markets, LLC Dated 03/31/17, To be repurchased at $1,800,117 (collateralized by $1,852,700 par amount of a U.S. Treasury Bond and a U.S. Treasury Note, 1.38% to 3.00%; due 08/31/20 to 11/15/45; Total Fair Value $1,836,011)	0.78%	04/03/17	1,800,000

1,800,000	TD Securities (USA), LLC Dated 03/31/17, To be repurchased at $1,800,122 (collateralized by $1,763,500 par amount of a Federal National Mortgage Backed Security, 4.00%; due 02/01/47; Total Fair Value $1,854,000)	0.81%	04/03/17	1,800,000

	Total Repurchase Agreements (Cost $7,200,000)			7,200,000

	Total Investments in Securities — 99.4% (Cost $7,200,000) *			7,200,000

	Other Assets in excess of Liabilities — 0.6%			42,730

	Net Assets — 100.0%			$7,242,730

	Net Asset Value Per Participation Certificate			$1.0000

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

See accompanying notes to Schedule of Investments

Ultrashort Duration Government Portfolio

(Unaudited)

Schedule of Investments

March 31, 2017

Par Value	Issuer	Interest Rate	Maturity†	Fair Value

U.S. TREASURY OBLIGATIONS — 34.7%(1)
$5,850,000	U.S. Treasury Bill	0.50%	04/30/17	$5,849,298
1,150,000	U.S. Treasury Bill	0.63%	09/30/17	1,148,383
2,635,000	U.S. Treasury Bill	0.75%	09/30/18	2,618,223

	Total U.S. Treasury Obligations (Cost $9,620,895)			9,615,904

AGENCY OBLIGATIONS — 64.7%
600,000	Federal Home Loan Mortgage Corp. (2)	0.63%	11/16/18	599,869
800,000	Federal Home Loan Mortgage Corp. (2)	1.20%	07/26/19	794,532
180,756	Federal Home Loan Mortgage Corp. (2)	5.00%	11/01/20	188,198
76,377	Federal Home Loan Mortgage Corp. (2)	4.00%	08/01/21	79,075
251,445	Federal Home Loan Mortgage Corp. (2)	5.50%	12/01/24	263,870
142,050	Federal Home Loan Mortgage Corp. (2)	5.00%	06/01/25	146,558
214,025	Federal Home Loan Mortgage Corp. (2)	5.00%	06/01/25	220,829
338,192	Federal Home Loan Mortgage Corp. (2)	5.00%	07/01/25	348,105
214,204	Federal Home Loan Mortgage Corp. (2)	4.50%	09/01/26	225,982
19,226	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	10/15/17	19,361
181,451	Federal Home Loan Mortgage Corp., CMO (2)	2.00%	10/15/18	181,722
245,974	Federal Home Loan Mortgage Corp., CMO (2)	2.50%	09/15/24	246,973
39,850	Federal Home Loan Mortgage Corp., CMO (2)	3.50%	11/15/25	39,854
273,982	Federal Home Loan Mortgage Corp., CMO (2)	2.20%	01/15/35	275,955
175,418	Federal Home Loan Mortgage Corp., CMO (2)	4.00%	08/15/37	176,015
220,632	Federal Home Loan Mortgage Corp., CMO (2)	2.00%	06/15/38	221,534
460,488	Federal National Mortgage Association (2)	2.65%	06/01/17	461,089
500,000	Federal National Mortgage Association (2)	1.32%	11/01/17	498,860
285,406	Federal National Mortgage Association (2)	5.29%	06/01/18	292,445
565,000	Federal National Mortgage Association (2)	3.11%	07/01/18	573,032
106,387	Federal National Mortgage Association (2)	5.50%	09/01/18	108,204
353,288	Federal National Mortgage Association (2)	4.50%	11/01/18	362,491
450,289	Federal National Mortgage Association (2)	2.30%	04/01/19	451,984
300,000	Federal National Mortgage Association (2)	4.51%	06/01/19	304,058
172,284	Federal National Mortgage Association (2)	4.50%	10/01/19	176,691
236,175	Federal National Mortgage Association (2)	6.00%	10/01/19	241,054
482,758	Federal National Mortgage Association (2)	2.22%	03/01/20	482,854
244,671	Federal National Mortgage Association (2)	4.50%	04/01/20	250,930
149,648	Federal National Mortgage Association (2)	4.50%	07/01/20	153,476
374,074	Federal National Mortgage Association (2)	4.50%	01/01/26	383,818
358,111	Federal National Mortgage Association, CMBS (2)	1.45%	02/25/18	357,833
275,000	Federal National Mortgage Association, CMBS (2)	1.55%	04/25/18	274,760
550,000	Federal National Mortgage Association, CMBS (2)	2.43%	01/25/19	554,052
445,000	Federal National Mortgage Association, CMBS (2)	1.79%	06/25/19	445,124
230,356	Federal National Mortgage Association, CMO (2)	5.00%	10/25/18	233,876
187,863	Federal National Mortgage Association, CMO (2)	3.00%	04/25/36	188,930

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity†	Fair Value

AGENCY OBLIGATIONS (continued)
$419,309	FHLMC Multifamily Structured Pass Through Certificates (2)	4.77%	05/25/18	$426,024
132,033	Government National Mortgage Association	4.50%	09/15/18	134,519
85,312	Government National Mortgage Association	4.50%	06/15/19	87,544
48,360	Government National Mortgage Association	5.46%	07/20/59	49,098
32,655	Government National Mortgage Association	5.46%	08/20/59	33,278
120,678	Government National Mortgage Association	5.47%	08/20/59	121,621
68,632	Government National Mortgage Association	5.56%	11/20/59	69,655
133,892	Government National Mortgage Association	5.50%	01/20/60	136,537
96,128	Government National Mortgage Association	5.00%	05/20/60	99,284
118,823	Government National Mortgage Association	4.75%	10/20/60	120,709
116,552	Government National Mortgage Association	5.27%	10/20/60	121,822
120,102	Government National Mortgage Association	4.30%	12/20/60	122,162
253,060	Government National Mortgage Association	4.75%	01/20/61	258,125
269,736	Government National Mortgage Association	4.81%	01/20/61	276,017
682,778	Government National Mortgage Association	4.72%	03/20/61	701,077
152,822	Government National Mortgage Association	4.72%	04/20/61	156,471
122,271	Government National Mortgage Association	4.70%	05/20/61	125,364
402,474	Government National Mortgage Association	4.69%	09/20/61	415,200
320,090	Government National Mortgage Association	4.65%	01/20/62	332,242
65,483	Government National Mortgage Association	5.42%	06/20/62	66,416
177,664	Government National Mortgage Association	4.55%	07/20/62	185,432
339,203	Government National Mortgage Association	4.56%	09/20/62	354,623
451,807	Government National Mortgage Association	4.48%	10/20/62	474,608
84,708	Government National Mortgage Association	5.40%	03/20/64	85,975
332,386	Government National Mortgage Association	4.72%	12/20/66	343,299
675,739	Government National Mortgage Association, CMBS	1.70%	08/16/33	674,309
206,202	Government National Mortgage Association, CMO	3.00%	10/20/37	209,292
111,427	Government National Mortgage Association, CMO	2.00%	06/20/39	111,445
172,375	Government National Mortgage Association, CMO	5.47%	11/20/59	174,156
174,768	National Credit Union Administration Guaranteed Notes (3)	1.15%	11/06/17	174,765
247,070	Small Business Administration (3)	3.83%	06/25/22	254,778
200,029	Small Business Administration (3)	4.82%	03/25/24	213,790

	Total Agency Obligations (Cost $17,823,907)			17,933,630

Shares

REGISTERED INVESTMENT COMPANY — 0.4%
121,786	Dreyfus Treasury & Agency Cash Management Fund, 0.55% (4)			121,786

	Total Registered Investment Company (Cost $121,786)			121,786

See accompanying notes to Schedule of Investments

			Fair Value

	Total Investments in Securities — 99.8% (Cost $27,566,588) *		$27,671,320

	Other Assets in excess of Liabilities — 0.2%		52,363

	Net Assets — 100.0%		$27,723,683

	Net Asset Value Per Participation Certificate		$10.02

†

Maturity (date) disclosed represents the final maturity date of the security. Principal payments are made periodically, therefore the effective maturity date may be earlier than the stated maturity date.

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio, as computed on a federal income tax basis, are as follows:

	Aggregate cost	$27,566,588
	Unrealized appreciation	140,693
	Unrealized depreciation	(35,961)
	Net unrealized appreciation	$104,732

(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.
(3)	Variable or floating rate security. Interest rate disclosed is as of March 31, 2017.
(4)	Interest Rate periodically changes. Interest Rate disclosed is the 7 day yield as of March 31, 2017.

CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation

See accompanying notes to Schedule of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

March 31, 2017

Par Value	Issuer	Interest Rate	Maturity†	Fair Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.5%
$1,002,009	Banc of America Commercial Mortgage Trust (1)	6.45%	02/10/51	$1,017,664
500,000	Commercial Mortgage Trust (1) (2)	1.71%	03/15/29	500,312
1,000,000	LB-UBS Commercial Mortgage Trust (6)	4.98%	01/15/36	55,000
217,249	Morgan Stanley Capital I Trust (1)	5.87%	06/11/42	217,936

	Total Commercial Mortgage-Backed Securities (Cost $2,795,345)			1,790,912

ASSET-BACKED SECURITIES — 37.5%
575,000	Ally Auto Receivables Trust	1.44%	08/17/20	574,085
1,320,000	American Express Issuance Trust II (1)	1.44%	02/15/19	1,322,191
858,213	AmeriCredit Automobile Receivables Trust	2.68%	10/09/18	858,366
255,819	AmeriCredit Automobile Receivables Trust	1.57%	01/08/19	255,837
525,276	AmeriCredit Automobile Receivables Trust	1.42%	10/08/19	525,267
1,322,000	AmeriCredit Automobile Receivables Trust	3.31%	10/08/19	1,339,282
14,326	ARI Fleet Lease Trust (2)	0.81%	11/15/22	14,322
1,155,000	Capital Auto Receivables Asset Trust	1.61%	06/20/19	1,156,277
450,000	Capital One Multi-Asset Execution Trust	2.00%	01/17/23	451,484
300,000	CarMax Auto Owner Trust	1.24%	10/15/18	299,981
1,262,960	CarMax Auto Owner Trust	1.49%	01/15/19	1,263,699
1,236,816	CarMax Auto Owner Trust	1.38%	11/15/19	1,236,331
660,000	Chase Issuance Trust	1.10%	01/15/20	658,534
1,100,000	Chesapeake Funding II LLC (2)	1.88%	06/15/28	1,096,891
1,315,432	CIT Equipment Collateral (2)	1.50%	10/21/19	1,315,585
830,000	Citibank Credit Card Issuance Trust	1.74%	01/19/21	831,321
669,640	CNH Equipment Trust	1.05%	11/15/19	668,836
930,388	CNH Equipment Trust	1.37%	07/15/20	929,753
1,112,640	CNH Equipment Trust	1.67%	08/16/21	1,114,009
1,000,000	Dell Equipment Finance Trust (2)	1.43%	09/24/18	1,000,046
1,075,000	Dryrock Issuance Trust	1.52%	05/16/22	1,065,573
1,525,226	Fifth Third Auto Trust	1.14%	10/15/20	1,525,032
1,623,444	North Carolina State Education Assistance Authority (1)	1.84%	07/25/25	1,627,437
550,723	North Carolina State Education Assistance Authority (1)	1.94%	01/26/26	552,232
271,922	Sierra Timeshare Receivables Funding LLC (2)	1.87%	08/20/29	271,715
343,460	SMART Trust Australia (3)	1.18%	02/14/19	342,430
866,008	Susquehanna Auto Receivables Trust (2)	1.43%	08/15/19	866,149
1,970,000	Synchrony Credit Card Master Note Trust	1.61%	11/15/20	1,972,760
138,407	TAL Advantage V LLC (2)	1.70%	05/20/39	137,178
1,120,000	World Financial Network Credit Card Master Trust	3.14%	01/17/23	1,147,757
478,311	World Omni Auto Receivables Trust	1.32%	01/15/20	478,242

	Total Asset-Backed Securities (Cost $26,881,090)			26,898,602

AGENCY OBLIGATIONS — 13.1%
147,809	Federal Home Loan Mortgage Corp. (4)	5.00%	06/01/25	152,500
347,889	Federal Home Loan Mortgage Corp., CMO (4)	4.00%	08/15/37	349,073

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity†	Fair Value

AGENCY OBLIGATIONS (continued)
$1,022,054	Federal National Mortgage Association, CMBS (4)	1.51%	12/25/17	$1,022,151
2,000,000	FHLMC Multifamily Structured Pass Through Certificates (1) (4)	3.88%	11/25/17	2,015,853
430,274	FHLMC Multifamily Structured Pass Through Certificates (2) (4)	1.43%	08/25/17	430,278
1,390,366	Government National Mortgage Association	4.69%	09/20/61	1,434,328
70,396	Government National Mortgage Association	5.46%	07/20/59	70,987
32,240	Government National Mortgage Association	5.46%	07/20/59	32,732
65,311	Government National Mortgage Association	5.46%	08/20/59	66,556
62,804	Government National Mortgage Association	5.47%	08/20/59	63,363
86,421	Government National Mortgage Association	5.47%	08/20/59	87,059
649,409	Government National Mortgage Association	5.64%	09/20/59	658,988
34,316	Government National Mortgage Association	5.56%	11/20/59	34,828
82,554	Government National Mortgage Association	5.65%	06/20/61	83,766
234,299	Government National Mortgage Association	5.00%	06/20/62	243,342
96,042	Government National Mortgage Association	5.42%	06/20/62	97,411
802,513	Government National Mortgage Association (1)	3.05%	10/20/63	855,669
563,414	Government National Mortgage Association, CMO (1)	1.24%	11/16/35	560,498
879,825	Government National Mortgage Association, CMO	4.72%	12/20/66	908,710
204,266	Small Business Administration (1)	3.58%	06/25/22	209,972

	Total Agency Obligations (Cost $9,370,334)			9,378,064

CORPORATE BONDS — 38.1%

AUTO MANUFACTURERS — 2.0%
360,000	American Honda Finance Corp. (1)	1.88%	02/22/19	364,789
500,000	Ford Motor Credit Co. LLC	2.24%	06/15/18	501,855
575,000	Volkswagen Group of America Finance LLC (2)	1.25%	05/23/17	574,701
				1,441,345

BANKS — 19.2%
450,000	Bank of America Corp.	6.88%	04/25/18	473,626
1,000,000	Bank of America NA (1)	1.55%	06/05/17	1,000,741
405,000	Bank of Montreal (3)	1.40%	04/10/18	404,269
400,000	Capital One Bank USA NA	2.25%	02/13/19	400,607
900,000	Citibank NA	2.00%	03/20/19	903,343
1,225,000	Fifth Third Banks	2.15%	08/20/18	1,232,170
1,050,000	HSBC USA, Inc.	1.63%	01/16/18	1,049,341
1,500,000	JPMorgan Chase Bank NA	6.00%	10/01/17	1,531,537
450,000	Morgan Stanley	6.63%	04/01/18	471,121
1,500,000	PNC Bank NA	4.88%	09/21/17	1,523,388
580,000	Royal Bank of Canada (3)	1.40%	10/13/17	579,834
975,000	Toronto-Dominion Bank (The) (3)	1.13%	05/02/17	974,961
1,770,000	UBS AG (3)	1.38%	06/01/17	1,770,398

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity†	Fair Value

CORPORATE BONDS (continued)

BANKS (continued)
$1,500,000	Wells Fargo & Co.	1.40%	09/08/17	$1,499,342
				13,814,678

DIVERSIFIED FINANCIAL SERVICES — 0.6%
400,000	Eaton Vance Corp.	6.50%	10/02/17	409,763
				409,763

HEALTH CARE SERVICES — 1.0%
700,000	Aetna, Inc.	1.70%	06/07/18	700,013
				700,013

INSURANCE — 1.8%
1,250,000	Travelers Cos Inc. (The)	5.75%	12/15/17	1,287,279
				1,287,279

MANUFACTURING — 0.8%
550,000	General Electric Co. (1)	1.30%	08/07/18	551,220
				551,220

MEDIA — 1.7%
1,250,000	Comcast Cable Communications LLC	8.88%	05/01/17	1,256,825
				1,256,825

OIL & GAS — 4.1%
800,000	Schlumberger Norge AS (2) (3)	1.25%	08/01/17	799,277
750,000	Sempra Energy	2.30%	04/01/17	750,000
1,360,000	Total Capital International SA (3)	1.55%	06/28/17	1,360,994
				2,910,271

PHARMACEUTICALS — 0.7%
475,000	Actavis, Inc.	1.88%	10/01/17	475,504
				475,504

PIPELINES — 1.0%
690,000	Kinder Morgan, Inc.	7.00%	06/15/17	697,431
				697,431

REAL ESTATE INVESTMENT TRUSTS — 2.4%
1,000,000	Simon Property Group LP	2.15%	09/15/17	1,001,690
750,000	Ventas Realty LP	1.25%	04/17/17	750,002
				1,751,692

RETAIL — 0.6%
400,000	Wal-Mart Stores, Inc.	5.38%	04/05/17	400,000
				400,000

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity†	Fair Value

CORPORATE BONDS (continued)

TELECOMMUNICATION SERVICES — 2.2%
$1,600,000	Nippon Telegraph & Telephone Corp. (3)	1.40%	07/18/17	$1,600,043
				1,600,043

	Total Corporate Bonds (Cost $27,292,552)			27,296,064

CORPORATE INTERNATIONAL SOVEREIGN — 2.9%
1,700,000	Province of British Columbia Canada (3)	1.20%	04/25/17	1,700,323
397,000	Province of Ontario Canada (3)	1.10%	10/25/17	396,641

	Total Corporate International Sovereign (Cost $2,096,882)			2,096,964

Shares

REGISTERED INVESTMENT COMPANY — 5.5%
3,973,707	Dreyfus Treasury & Agency Cash Management Fund, 0.55% (5)			3,973,706

	Total Registered Investment Company (Cost $3,973,706)			3,973,706

	Total Investments in Securities — 99.6% (Cost $72,409,909) *			71,434,312

	Other Assets in excess of Liabilities — 0.4%			278,771

	Net Assets — 100.0%			$71,713,083

	Net Asset Value Per Participation Certificate			$9.89

†

Maturity (date) disclosed represents the final maturity date of the security. Principal payments are made periodically, therefore the effective maturity date may be earlier than the stated maturity date.

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio, as computed on a federal income tax basis, are as follows:

	Aggregate cost	$72,409,909
	Unrealized appreciation	276,145
	Unrealized depreciation	(1,251,742)
	Net unrealized depreciation	$(975,597)

(1)	Variable or floating rate security. Interest Rate disclosed is as of March 31, 2017.
(2)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by Merganser Capital Management, LLC (the “Advisor”), the advisor, to the Ultrashort Duration Bond Portfolio.

See accompanying notes to Schedule of Investments

(3)	Security is Domiciled in a foreign jurisdiction.
(4)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.
(5)	Interest Rate periodically changes. Interest Rate disclosed is the 7 day yield as of March 31, 2017.
(6)	Security deemed illiquid by the Advisor.

CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
NA	National Association

See accompanying notes to Schedule of Investments

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

March 31, 2017

Organization and Significant Accounting Policies

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company and follows accounting and reporting guidance in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The Fund consists of four separate diversified portfolios: the Government Portfolio, the Money Market Portfolio, the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (each, a “Portfolio” and collectively, the “Portfolios”).

Portfolio Valuation: The Ultrashort Duration Government Portfolio’s and the Ultrashort Duration Bond Portfolio’s net asset values are calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open based on prices at the time of the close of regular trading (each a “Business Day”). Fixed income securities are fair valued using price evaluations provided by an independent pricing service approved by the Board of Trustees (the “Board”) which may use the following valuation inputs when available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications (“Market-Based Prices”). Fixed income securities acquired with remaining maturities of 60 days or less may be valued using the amortized cost method, subject to the Board’s determination that such valuations represent the securities’ fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate accretion and amortization of any discounts or premiums in the purchase price will adjust the security’s valuation until effective maturity or sale of the security.

Investments in other open-end management investment companies, if held, are valued based on the net asset values (“NAV”) of the management investment companies (which use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

On July 23, 2014, the SEC voted to amend the rules under the 1940 Act which govern the operations of the Government Portfolio and Money Market Portfolio. The amended rules effectively created three categories of money market funds: Government, Retail and Institutional. Under the amended rules, Government and Retail money market funds may continue to seek to transact at a stable $1.00 NAV per share and use amortized cost to value their portfolio holdings. Institutional money market funds are required to “float” their NAV per share by pricing their shares to four decimals $1.0000) and valuing their portfolio securities using fair value rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds have adopted policies and procedures to permit the Fund’s Board to impose liquidity fees or redemption gates under certain conditions.

The Government Portfolio operates as a Government money market fund and accordingly: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully by U.S. Government obligations or cash; (2) may continue to use amortized cost which approximates fair value, to value its portfolio securities and seek to transact at a stable $1.00 NAV per PC; and (3) has elected not to provide for the imposition of liquidity fees and redemption gates at this time as permitted under the amended rules.

The Money Market Portfolio operates as an Institutional money market fund and accordingly: (1) is limited to institutional investors; (2) utilizes current market-based prices to value its portfolio holdings and, as of October 11, 2016, transacts at a floating NAV per PC that uses four decimal place precision (e.g. $1.0000) (except that the Portfolio may use amortized cost to value short-term investments with remaining maturities of 60 days or less, subject to the Board’s determination that such valuations represent the securities’ fair value); and (3) has adopted policies and procedures to impose liquidity fees of up to 2% of the value of the PC’s redeemed and/or temporarily suspend redemptions in the event that the Portfolio’s weekly liquid assets were to fall below designated thresholds, if the Fund’s Board determines such liquidity fees or redemption gates are in the best interests of the Money Market Portfolio. The Money Market Portfolio has opted to calculate its NAV three times daily at 8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern time on each Business Day.

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

March 31, 2017

(Continued)

Fair Value Measurement:  The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Fixed-income securities held within the Money Market Portfolio, Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio are valued at fair value (Valuation Approach) using price evaluations provided by an independent pricing service which may use the following inputs/techniques: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. Securities held within the Government Portfolio are valued at amortized cost (Cost Approach), which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. A summary of the inputs/techniques used to value the Portfolios’ net assets as of March 31, 2017 is provided below.

	Total Fair Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Government Portfolio
Investments in Securities*	$533,628,941	$—	$533,628,941	$—

Money Market Portfolio
Investments in Securities*	$7,200,000	$—	$7,200,000	$—

Ultrashort Duration Government Portfolio
U.S. Treasury Obligations	$9,615,904	$—	$9,615,904	$—
Agency Obligations	17,933,630	—	17,933,630	—
Registered Investment Company	121,786	121,786	—	—
	$27,671,320	$121,786	$27,549,534	$—
Ultrashort Duration Bond Portfolio
Commercial Mortgage- Backed Securities	$1,790,912	$—	$1,735,912	$55,000
Asset-Backed Securities	26,898,602	—	26,898,602	—
Agency Obligations	9,378,064	—	9,378,064	—
Corporate Bonds	27,296,064	—	27,296,064	—
Corporate International Sovereign	2,096,964	—	2,096,964	—
Registered Investment Company	3,973,706	3,973,706	—	—
	$71,434,312	$3,973,706	$67,405,606	$55,000

* Please refer to the schedule of investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as: changes in market activity from the prior reporting period, whether or not a broker is willing to execute at the quoted price and the depth and consistency of prices from third party services

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

March 31, 2017

(Continued)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market quotation, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The Level 3 categorized assets listed above have been valued by an independent third party pricing service at March 31, 2017. However, the characterization as Level 3 securities was made due to the sudden price decline and illiquid nature of the securities.

For Level 3 investments using significant unobservable inputs, U.S. GAAP requires the Portfolios to present a reconciliation of the beginning and ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers between levels are based on values at the end of a period. U.S. GAAP also requires the Portfolios to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A rollforward of the Level 3 investment is presented below:

Commercial Mortgage-Backed Security
Ultrashort Duration Bond Portfolio
Value, Beginning of Period	$55,000
Purchase	—
Sales	—
Net Realized Gains (Losses)	—
Change in Net Unrealized Appreciation/(Depreciation)	—
Transfer In	—
Transfer Out	—
Value, End of Period	$55,000

The amount of change in net unrealized appreciation/(depreciation) on investment in Level 3 securities still held at March 31, 2017 — ($945,000).

For the three months ended March 31, 2017, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

New Accounting Pronouncement

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms, and amended existing rules and forms, which are designed to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In addition, the SEC required certain open-end funds to adopt liquidity risk management programs to ensure that funds meet their obligation to satisfy shareholder redemption requests on a daily basis. The SEC also will allow open-end funds, with the exception of money market funds, to offer swing pricing, subject to approval and review by the Board of Trustees of the Fund. The effective dates of these rules are generally not impacting the Fund until reporting periods beginning on or after June 1, 2018. Management is currently evaluating the impacts to the Fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Plan Investment Fund, Inc.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	President and Chief Executive Officer
Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	Principal Executive Officer
Date:	May 24, 2017

By:	/s/ Christopher W. Roleke
Name:	Christopher W. Roleke
Title:	Principal Financial Officer
Date:	May 24, 2017